Filed with the Securities and Exchange Commission on September 23, 2021
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment No.
Post-Effective Amendment No.	510	X
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Amendment No.	511	X
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On October 8, 2021 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 502 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 17, 2021 and pursuant to Rule 485(a)(2) would have become effective on August 31, 2021.

Post-Effective Amendment No. 507 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 30, 2021 and pursuant to Rule 485(a)(2) would have become effective on September 17, 2021.

Post-Effective Amendment No. 508 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 30, 2021 and pursuant to Rule 485(a)(2) would have become effective on September 24, 2021.

This Post-Effective Amendment No. 510 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 510 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 23rd day of September, 2021.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 23rd day of September, 2021.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney